UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-07670

BlackRock New Jersey Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New Jersey Investment Quality Municipal Trust, Inc.
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock New Jersey Investment Quality Municipal Trust (RNJ)
(Percentage of Net Assets)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value
			LONG-TERM INVESTMENTS—146.5%
			Multi-State—7.3%
A3	$ 1,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	$1,045,760
			New Jersey—123.2%
AAA	250		Bernards Twnshp. Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 7/15/29, FSA	07/16 @ 100	244,553
AAA	595		Burlington Cnty. Brdg. Commissioner, Pub. Impvts. Lease RB, Rec. Recovery Complex
			Proj., 4.125%, 11/15/26, MBIA	11/16 @ 100	570,456
AAA	1,000		Delaware River Port Auth. of Pennsylvania & New Jersey, Hwy. Impvts. Hwy. Tolls RB,
			5.75%, 1/01/26, FSA	01/10 @ 100	1,049,370
			Econ. Dev. Auth.,
BBB	1,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	06/14 @ 100	1,068,130
NR	60		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	62,156
NR	110		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	114,712
BBB-	1,000		Hlth., Hosp. & Nursing Home RB, Marcus L. Ward Home Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,077,270
NR	140		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/26	11/16 @ 100	141,268
B	925		Port, Arpt. & Marina Impvts. RB, Continental Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	1,004,550
BBB	500		Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	No Opt. Call	527,655
AAA	900		Trans. Impvts. RB, New Jersey Econ. Transp. Proj., Ser. A, 5.75%, 5/01/10, FSA	No Opt. Call	953,208
			Edl. Facs. Auth.,
AAA	500		Univ. & Coll. Impvts. RB, Rowan Univ. Proj., Ser. G, 4.50%, 7/01/31, MBIA	07/16 @ 100	495,590
AAA	250		Univ. & Coll. RB, Ramapo Coll. Proj., Ser. I, 4.25%, 7/01/31, AMBAC	07/17 @ 100	240,073
			Hlth. Care Facs. Fing. Auth.,
A-	1,000		Hlth., Hosp. & Nursing Home Impvts. RB, Hackensack Univ. Med. Ctr. Proj., 6.00%,
			1/01/25	01/10 @ 101	1,058,310
BBB	1,725		Hlth., Hosp. & Nursing Home RB, St. Barnabas Corp. Proj., Zero Coupon, 7/01/38	01/17 @ 33.653	341,740
AAA	1,000		Hlth., Hosp. & Nursing Home RB, St. Joseph's Hosp. & Med. Ctr. Proj., 5.75%, 7/01/16,
			CONNIE LEE	03/07 @ 102	1,021,270
			Middlesex Cnty. Impvt. Auth.,
NR	750		Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%,
			1/01/37	01/15 @ 100	774,450
Baa1	1,000		Univ. & Coll. Impvts. RB, Student Hsg. Urban Renewal Proj., Ser. A, 5.00%, 8/15/35	08/14 @ 100	1,029,260
AAA	695		Northern Burlington Cnty. Regl. Sch. Dist., Ad Valorem Ppty. Tax GO, 4.125%, 3/01/28,
			MBIA	03/17 @ 100	667,047
AAA	500		Old Brdg. Twnshp. Brd. of Ed., Ad Valorem Ppty. Tax GO, 4.375%, 7/15/32, MBIA	07/16 @ 100	492,815
AAA	1,000		Passaic Valley Sewage Commissioners, Swr. GO, Ser. E, 5.75%, 12/01/21, AMBAC	12/09 @ 101	1,058,900
AA-	500		Port Auth. of New York & New Jersey, Port, Arpt. & Marina RB, Ser. 132, 5.00%, 9/01/33	09/13 @ 101	523,645
AAA	490		South Jersey Transp. Auth., Hwy. Impvts. Trans. RB, Ser. A, 4.50%, 11/01/35, FGIC	11/15 @ 100	489,187
			Tobacco Settlement Fing. Corp.,
AAA	1,000	[4]	Pub. Impvts. Tobacco Settlement Funded RB, 6.125%, 6/01/12	N/A	1,107,920
BBB	350		Tobacco Settlement Funded RB, Ser. 1A, 5.00%, 6/01/41	06/17 @ 100	344,452
BBB	600		Tobacco Settlement Funded RB, Ser. 1B, Zero Coupon, 6/01/41	06/17 @ 26.257	88,050
			Tpke. Auth., Hwy. Tolls RB,
AAA	840	[5]	Ser. C, 6.50%, 1/01/16, AMBAC	ETM	969,410
AAA	160		Ser. C, 6.50%, 1/01/16, AMBAC	No Opt. Call	184,541
					17,699,988
			Puerto Rico—16.0%
BBB	500		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.25%, 7/01/30	07/16 @ 100	536,045
AAA	500		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. RR, 5.00%, 7/01/35, FGIC	07/15 @ 100	528,095
AAA	80		Hwy. & Transp. Auth., Hwy. Tolls RB, Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	93,643
BBB-	600		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Ana G.
			Mendez Univ. Sys. Proj., 5.00%, 3/01/26	03/16 @ 100	623,052

BlackRock New Jersey Investment Quality Municipal Trust (RNJ) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		Puerto Rico—(cont'd)
BBB+	$500	Infrastructure Fing. Auth., Pub. Impvts. ST, Ser. B, 5.00%, 7/01/31	07/16 @ 100	$521,730
				2,302,565
		Total Long-Term Investments (cost $20,113,893)		21,048,313
	Shares
	(000)
		MONEY MARKET FUND—1.4%
NR	200	AIM Tax Free Cash Reserve Portfolio - Institutional Class (cost $200,000)	N/A	200,000
		Total Investments —147.9% (cost $20,313,8936)		$21,248,313
		Other assets in excess of liabilities —4.3%		612,803
		Preferred shares at redemption value, including dividends payable —(52.2)%		(7,500,648)
		Net Assets Applicable to Common Shareholders—100%		$14,360,468

____________
1	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.
2	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
3

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held 7.3% of its net assets, with a current market value of $1,045,760, in securities restricted as to resale.

4

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5	Security is collateralized by Municipal or U.S. Treasury obligations.
6

Cost for federal income tax purposes is $20,310,910. The net unrealized appreciation on a tax basis is $937,403, consisting of $983,107 gross unrealized appreciation and $45,704 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.	FSA	— Financial Security Assurance
AMT	— Subject to Alternative Minimum Tax	GO	— General Obligation
CONNIE LEE	— College Construction Loan Insurance Assoc.	MBIA	— Municipal Bond Insurance Assoc.
ETM	— Escrowed to Maturity	RB	— Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	ST	— Special Tax

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New Jersey Investment Quality Municipal Trust, Inc.

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007